INCOME TAXES (Schedule of Changes in Cumulative Net Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Net deferred tax assets
Net loss carry forward	$ 1,124,511	$ 962,662
Valuation allowance	(1,124,511)	(962,662)
Net deferred tax assets